Loans and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	$ 3,678	$ 3,814
Allowance for credit losses related to loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	3,188	3,303
Allowance for credit losses related to other credit instruments [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	490	511
Related to performing loans, assuming 100% base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	2,972	3,075
Modelled allowance account for credit losses of financial assets based on assumptions	2,375	2,375
Related to performing loans, assuming 100% adverse scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	2,972	3,075
Modelled allowance account for credit losses of financial assets based on assumptions	4,475	4,875
Performing loans, stage one scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	2,972	3,075
Modelled allowance account for credit losses of financial assets based on assumptions	$ 2,150	$ 2,300
Expected credit loss period	12 months